COMMITMENTS AND CONTINGENT LIABILITIES (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Commitments And Contingencies [Line Items]
Total amount of grants received	$ 28,561,000	$ 28,561,000
Amount of claim filed against the company	100,000	347,000	347,000
Government of Israel [Member]
Commitments And Contingencies [Line Items]
Royalty expenses	53,000	48,000	12,000
Third Parties [Member]
Commitments And Contingencies [Line Items]
Royalty expenses	$ 0	$ 0	$ 23,000
Minimum [Member]
Commitments And Contingencies [Line Items]
Royalty obligation, percent of grant-linked net sales	100.00%
Royalty commitment, maximum amount of royalties payable, as a percentage of dollar-linked grants	3.00%
Maximum [Member]
Commitments And Contingencies [Line Items]
Royalty obligation, percent of grant-linked net sales	150.00%
Royalty commitment, maximum amount of royalties payable, as a percentage of dollar-linked grants	4.50%